TRADING GAINS / (LOSSES) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TRADING GAINS / (LOSSES)
Trading gains / (losses)	$ 4,994	¥ 34,333	¥ 40,554	¥ 12,563
Spot commodity contracts
TRADING GAINS / (LOSSES)
Trading gains / (losses)			(133,116)	296,809
Risk and return transfer arrangement
TRADING GAINS / (LOSSES)
Trading gains / (losses)			134,678	(296,678)
Commodity futures contracts
TRADING GAINS / (LOSSES)
Trading gains / (losses)			753	(1,780)
Trading of physical commodities
TRADING GAINS / (LOSSES)
Trading gains / (losses)			(152)	2,840
Income from short-term investments
TRADING GAINS / (LOSSES)
Trading gains / (losses)	4,961	34,103	¥ 38,391	¥ 11,372
Income from equity method investment
TRADING GAINS / (LOSSES)
Trading gains / (losses)	$ 33	¥ 230